Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Premiums

a) Premiums

For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

For single premium mortgage insurance contracts, we report premiums over the estimated policy life in accordance with the expected pattern of risk emergence as further described in our accounting policy for unearned premiums.

Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

Net Investment Income and Net Investment Gains and Losses

b) Net Investment Income and Net Investment Gains and Losses

Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than “AA” or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

Insurance and Investment Product Fees and Other

c) Insurance and Investment Product Fees and Other

Insurance and investment product fees and other consist primarily of insurance charges assessed on universal and term universal life insurance contracts, fees assessed against customer account values and commission income. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder’s and policyholder’s account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

Investment Securities

d) Investment Securities

At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs (“DAC”), present value of future profits (“PVFP”), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

Other-Than-Temporary Impairments On Available-For-Sale Securities

As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

•	we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

•	we intend to sell a security or

•	it is more likely than not that we will be required to sell a security prior to recovery.

For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) (“OCI”) and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI (“non-credit”). Net other-than-temporary impairments recorded in net income (loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain (loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management’s best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

Fair Value Measurements

e) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

•	Level 1—Quoted prices for identical instruments in active markets.

•

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3—Instruments whose significant value drivers are unobservable.

Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable, information in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

Level 3 comprises financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 17 for additional information related to fair value measurements.

Commercial Mortgage Loans

f) Commercial Mortgage Loans

Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

“Impaired” loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management’s opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 4 for additional disclosures related to commercial mortgage loans.

Securities Lending Activity

g) Securities Lending Activity

In the United States and Canada, we engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

Under the securities lending program in the United States, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. In the United States, the reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners (“NAIC”), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2012 and 2011, the fair value of securities loaned under our securities lending program in the United States was $194 million and $431 million, respectively. As of December 31, 2012 and 2011, the fair value of collateral held under our securities lending program in the United States was $187 million and $406 million, respectively, and the offsetting obligation to return collateral of $203 million and $440 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program in the United States as of December 31, 2012 and 2011.

Under our securities lending program in Canada, the borrower is required to provide collateral consisting of government securities on a daily basis in amounts equal to or exceeding 105% of the fair value of the applicable securities loaned. Securities received from counterparties as collateral are not recorded on our consolidated balance sheet given that the risk and rewards of ownership is not transferred from the counterparties to us in the course of such transactions. Additionally, there was no cash collateral as cash collateral is not permitted as an acceptable form of collateral under the program. In Canada, the lending institution must be included on the approved Securities Lending Borrowers List with the Canadian regulator and the intermediary must be rated at least “AA-” by Standard & Poor’s Financial Services LLC. As of December 31, 2012 and 2011, the fair value of securities loaned under our securities lending program in Canada was $210 million and $273 million, respectively.

Repurchase Agreements

h) Repurchase Agreements

We have a repurchase program in which we sell an investment security at a specified price and agree to repurchase that security at another specified price at a later date. Repurchase agreements are treated as collateralized financing transactions and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreement. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities. As of December 31, 2012 and 2011, the fair value of securities pledged under the repurchase program was $1,616 million and $1,693 million, respectively, and the repurchase obligation of $1,534 million and $1,548 million, respectively, was included in other liabilities in the consolidated balance sheets.

Cash and Cash Equivalents

i) Cash and Cash Equivalents

Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

Deferred Acquisition Costs

j) Deferred Acquisition Costs

Acquisition costs include costs that are related directly to the successful acquisition of new and renewal insurance policies and investment contracts. Such costs are deferred and amortized as follows:

Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts and policies issued, some other costs such as underwriting, medical inspection and issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

Short-Duration Contracts. Acquisition costs primarily consist of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 6 for additional information related to DAC including loss recognition and recoverability.

Intangible Assets

k) Intangible Assets

Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2012, 2011 and 2010, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract’s expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

Goodwill

l) Goodwill

Goodwill is not amortized but is tested for impairment annually or between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We are permitted to utilize a qualitative impairment assessment if the fair value of the reporting unit is not more likely than not lower than its carrying value. If a qualitative impairment assessment is not performed, we are required to determine the fair value of the reporting unit. The determination of fair value requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit is the operating segment, or a business, one level below that operating segment (the “component” level) if discrete financial information is prepared and regularly reviewed by management at the component level. If the reporting unit’s fair value is below its carrying value, we must determine the amount of implied goodwill that would be established if the reporting unit was hypothetically purchased on the impairment assessment date. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit’s goodwill exceeds the amount of implied goodwill.

The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance, and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management’s judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

See note 8 for additional information related to goodwill and impairments recorded.

Reinsurance

m) Reinsurance

Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

Derivatives

n) Derivatives

Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in current period income.

We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income.

Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

Separate Accounts and Related Insurance Obligations

o) Separate Accounts and Related Insurance Obligations

Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic guaranteed minimum death benefit (“GMDB”) which provides a minimum benefit to be paid upon the annuitant’s death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value (“ratchets”), accumulated net deposits at a stated rate (“rollups”), or combinations thereof.

Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a guaranteed minimum withdrawal benefit (“GMWB”) or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 5 and 17 for additional information on these embedded derivatives and related fair value measurement disclosures.

Insurance Reserves

p) Insurance Reserves

Future Policy Benefits

We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. For long-term care insurance products, benefit reductions are treated as partial lapse of coverage with the balance of our future policy benefits and deferred acquisition costs both reduced in proportion to the reduced coverage. For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

Policyholder Account Balances

We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders’ contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

Liability for Policy and Contract Claims

q) Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

For our mortgage insurance policies, reserves for losses and loss adjustment expenses are based on notices of mortgage loan defaults and estimates of defaults that have been incurred but have not been reported by loan servicers, using assumptions of claim rates for loans in default and the average amount paid for loans that result in a claim. As is common accounting practice in the mortgage insurance industry and in accordance with U.S. GAAP, we begin to provide for the ultimate claim payment relating to a potential claim on a defaulted loan when the status of that loan first goes delinquent. Over time, as the status of the underlying delinquent loans move toward foreclosure and the likelihood of the associated claim loss increases, the amount of the loss reserves associated with the potential claims may also increase.

Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

Unearned Premiums

r) Unearned Premiums

For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience. We periodically review our premium earnings recognition models with any adjustments to the estimates reflected in current period income. For the years ended December 31, 2012, 2011 and 2010, we updated our premium recognition factors for our international mortgage insurance business. These updates included the consideration of recent and projected loss experience, policy cancellation experience and refinement of actuarial methods. In 2012, 2011 and 2010, adjustments associated with this update resulted in an increase in earned premiums of $36 million, $46 million and $52 million, respectively.

Stock-Based Compensation

s) Stock-Based Compensation

We determine a grant date fair value and recognize the related compensation expense, adjusted for expected forfeitures, through the income statement over the respective vesting period of the awards.

Employee Benefit Plans

t) Employee Benefit Plans

We provide employees with a defined contribution pension plan and recognize expense throughout the year based on the employee’s age, service and eligible pay. We make an annual contribution to the plan. We also provide employees with defined contribution savings plans. We recognize expense for our contributions to the savings plans at the time employees make contributions to the plans.

Some employees participate in defined benefit pension and postretirement benefit plans. We recognize expense for these plans based upon actuarial valuations performed by external experts. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize the overfunded or underfunded status of a defined benefit plan as an asset or liability in our consolidated balance sheets and recognize changes in that funded status in the year in which the changes occur through OCI.

Income Taxes

u) Income Taxes

We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

Effective with the period beginning January 1, 2011, our companies elected to file a single U.S. consolidated income tax return (the “life/non-life consolidated return”). The election was made with the filing of the first life/non-life consolidated return, which was filed in September 2012. All companies domesticated in the United States and our Bermuda and Guernsey subsidiaries which have elected to be taxed as U.S. domestic companies were included in the life/non-life consolidated return as allowed by the tax law and regulations. The tax sharing agreement previously applicable only to the U.S. life insurance entities was terminated with the filing of the life/non-life consolidated return and those entities adopted the tax sharing agreement previously applicable to only the non-life entities (hereinafter the “life/non-life tax sharing agreement”). The two agreements were identical in all material respects. The life/non-life tax sharing agreement was provided to the appropriate state insurance regulators for approval. Intercompany balances relating to the impacts of the life/non-life tax sharing agreement were settled with the insurance companies after approval was received from the insurance regulators. Intercompany balances under all agreements are settled at least annually. For years before 2011, our U.S. non-life insurance entities were included in the consolidated federal income tax return of Genworth and subject to a tax sharing arrangement that allocated tax on a separate company basis but provided benefit for current utilization of losses and credits. Also, our U.S. life insurance entities filed a consolidated life insurance federal income tax return, and were subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits.

Our subsidiaries based in Bermuda and Guernsey are treated as U.S. insurance companies under provisions of the U.S. Internal Revenue Code, are included in the life/non-life consolidated return, and have adopted the life-non/life tax sharing agreement. Jurisdictions outside the United States in which our various subsidiaries incur significant taxes include Australia, Canada and the United Kingdom.

Foreign Currency Translation

v) Foreign Currency Translation

The determination of the functional currency is made based on the appropriate economic and management indicators. The assets and liabilities of foreign operations are translated into U.S. dollars at the exchange rates in effect at the consolidated balance sheet date. Translation adjustments are included as a separate component of accumulated other comprehensive income (loss). Revenues and expenses of the foreign operations are translated into U.S. dollars at the average rates of exchange during the period of the transaction. Gains and losses from foreign currency transactions are reported in income and have not been material in any years presented in our consolidated statements of income.

Variable Interest Entities

w) Variable Interest Entities

We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE’s economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

Our primary involvement related to VIEs includes securitization transactions, certain investments and certain mortgage insurance policies.

We have retained interests in VIEs where we are the servicer and transferor of certain assets that were sold to a newly created VIE. Additionally, for certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

We hold investments in certain structures that are considered VIEs. Our investments represent beneficial interests that are primarily in the form of structured securities or alternative investments. Our involvement in these structures typically represent a passive investment in the returns generated by the VIE and typically do not result in having significant influence over the economic performance of the VIE.

We also provide mortgage insurance on certain residential mortgage loans originated and securitized by third parties using VIEs to issue mortgage-backed securities. While we provide mortgage insurance on the underlying loans, we do not typically have any on-going involvement with the VIE other than our mortgage insurance coverage and do not act in a servicing capacity for the underlying loans held by the VIE.

See note 18 for additional information related to these consolidated entities.

Accounting Changes

x) Accounting Changes

Testing Indefinite-Lived Intangible Assets For Impairment

In July 2012, the Financial Accounting Standards Board (the “FASB”) issued new accounting guidance on testing indefinite-lived intangible assets for impairment. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the quantitative impairment test for indefinite-lived intangible assets. We elected to early adopt this new accounting guidance effective October 1, 2012. The adoption of this accounting guidance did not have an impact on our consolidated financial statements.

Fair Value Measurements

On January 1, 2012, we adopted new accounting guidance related to fair value measurements. This new accounting guidance clarified existing fair value measurement requirements and changed certain fair value measurement principles and disclosure requirements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

Repurchase Agreements and Other Agreements

On January 1, 2012, we adopted new accounting guidance related to repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The new guidance removed the requirement to consider a transferor’s ability to fulfill its contractual rights from the criteria used to determine effective control and was effective for us prospectively for any transactions occurring on or after January 1, 2012. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements.

Testing Goodwill For Impairment

In September 2011, the FASB issued new accounting guidance related to goodwill impairment testing. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the two step quantitative goodwill impairment test. We elected to early adopt this new guidance effective on July 1, 2011 in order to apply the new guidance in our annual goodwill impairment testing performed during the third quarter. The adoption of this new accounting guidance did not have an impact on our consolidated financial statements.

A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring

On July 1, 2011, we adopted new accounting guidance related to additional disclosures for troubled debt restructurings. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

When to Perform Step 2 of the Goodwill Impairment Test For Reporting Units With Zero or Negative Carrying Value

On January 1, 2011, we adopted new accounting guidance related to goodwill impairment testing when a reporting unit’s carrying value is zero or negative. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances have positive carrying values.

How Investments Held Through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments

On January 1, 2011, we adopted new accounting guidance related to how investments held through separate accounts affect an insurer’s consolidation analysis of those investments. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

Fair Value Measurements and Disclosures—Improving Disclosures about Fair Value Measurements

On January 1, 2011, we adopted new accounting guidance related to additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

Disclosures Related To Financing Receivables

On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures were effective for us on March 31, 2011. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

Scope Exception for Embedded Credit Derivatives

On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

(Amounts in millions)	Accumulated other comprehensive income (loss)	Retained earnings	Total stockholders’ equity
Investment securities	$267	$(267)	$—
Adjustment to DAC	(4)	1	(3)
Adjustment to sales inducements	(1)	1	—
Provision for income taxes	(93)	94	1

Net cumulative effect adjustment	$169	$(171)	$(2)

For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $407 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

Accounting for Transfers of Financial Assets

On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

Improvements to Financial Reporting by Enterprises Involved with VIEs

On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE’s economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate certain VIEs, including previously qualifying special purpose entities and investment structures. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entities and the amounts recorded for our interests in these entities prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $104 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $91 million related to the adoption of this new accounting guidance.

The assets and liabilities of the newly consolidated entities were as follows as of January 1, 2010:

(Amounts in millions)	Carrying value (1)	Adjustment for election of fair value option (2)	Amounts recorded upon consolidation
Assets
Restricted commercial mortgage loans	$564	$—	$564
Restricted other invested assets	409	(30)	379
Accrued investment income	2	—	2

Total assets	975	(30)	945

Liabilities
Other liabilities	138	—	138
Borrowings related to securitization entities	644	(80)	564

Total liabilities	782	(80)	702

Net assets and liabilities of newly consolidated entities	$193	$50	243

Less: amortized cost of fixed maturity securities previously recorded (3)			404

Cumulative effect adjustment to retained earnings upon adoption, pre-tax			(161)
Tax effect			57

Net cumulative effect adjustment to retained earnings upon adoption			$(104)

(1)

Carrying value represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.

(2)	Amount represents the difference between book value and fair value of the investments and borrowings related to consolidated securitization entities where we have elected fair value option.
(3)	Fixed maturity securities that were previously recorded had net unrealized investment losses of $91 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

For commercial mortgage loans, the carrying amounts represent the unpaid principal balance less any allowance for losses. Restricted other invested assets are comprised of trading securities that are recorded at fair value. Trading securities represent asset-backed securities where we elected fair value option. Borrowings related to securitization entities are recorded at unpaid principal except for the borrowings related to entities where we elected fair value option for all assets and liabilities.

For certain entities consolidated upon adoption of the new accounting guidance on January 1, 2010, we elected fair value option to measure all assets and liabilities at current fair value with future changes in fair value being recording in income (loss). We elected fair value option for certain entities as a method to better present the offsetting changes in assets and liabilities related to third-party interests in those entities and eliminated the potential accounting mismatch between the measurement of the assets and derivatives of the entity compared to the borrowings issued by the entity. The entities where we did not elect fair value option did not have the same accounting mismatch since the assets held by the securitization entity and the borrowings of the entity were recorded at cost. See note 18 for additional information related to consolidation of VIEs.

The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity’s interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

Fair Value Measurements and Disclosures—Improving Disclosures about Fair Value Measurements

On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

Retrospective Accounting Changes

y) Retrospective Accounting Changes

On January 1, 2012, we adopted new accounting guidance requiring presentation of the components of net income (loss), the components of OCI and total comprehensive income either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. We chose to present two separate but consecutive statements and adopted this new guidance retrospectively. The FASB issued an amendment relating to this new guidance for presentation of the reclassification of items out of accumulated other comprehensive income into net income that removed this requirement until further guidance is issued. The adoption of this new accounting guidance did not have any impact on our consolidated financial results.

On January 1, 2012, we adopted new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. We adopted this new guidance retrospectively, which reduced retained earnings and stockholders’ equity by $1.2 billion as of January 1, 2010, and reduced net income by $63 million and $86 million for the years ended December 31, 2011 and 2010, respectively. This new guidance results in lower amortization and fewer deferred costs, specifically related to underwriting, inspection and processing for contracts that are not issued, as well as advertising and customer solicitation.

Effective January 1, 2012, we changed our treatment of the liability for future policy benefits for our level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. Through 2010, we issued level premium term life insurance policies whose premiums are contractually determined to be level through a period of time and then increase thereafter. Our previous accounting policy followed the accounting for traditional, long-duration insurance contracts where the reserves are calculated as the present value of expected benefit payments minus the present value of net premiums based on assumptions determined on the policy issuance date including mortality, interest, and lapse rates. This accounting has the effect of causing profits to emerge as a level percentage of premiums, subject to differences in assumed versus actual experience which flow through income as they occur, and for products with an increasing premium stream, such as the level premium term life insurance product, may result in negative reserves for a given policy.

More recent insurance-specific accounting guidance reflects a different accounting philosophy, emphasizing the balance sheet over the income statement, or matching, focus which was the philosophy in place when the traditional, long-duration insurance contract guidance was issued (the accounting model for traditional, long-duration insurance contracts draws upon the principles of matching and conservatism originating in the 1970’s, and does not specifically address negative reserves). More recent accounting models for long-duration contracts specifically prohibit negative reserves, e.g., non-traditional contracts with annuitization benefits and certain participating contracts. These recent accounting models do not impact the reserving for our level premium term life insurance products.

We believe that industry accounting practices for level premium term life insurance product reserving is mixed with some companies “flooring” reserves at zero and others applying our previous accounting policy described above. In 2010, we stopped issuing new level premium term life insurance policies. Thus, as the level premium term policies reach the end of their level premium term periods, the portion of policies with negative reserves in relation to the reserve for all level premium term life insurance products will continue to increase. Our new method of accounting floors the liability for future policy benefits on each level premium term life insurance policy at zero. We believe that flooring reserves at zero is preferable in our circumstances as this alternative accounting policy will not allow negative reserves to accumulate on the balance sheet for this closed block of insurance policies. In implementing this change in accounting, no changes were made to the assumptions that were locked-in at policy inception. We implemented this accounting change retrospectively, which reduced retained earnings and stockholders’ equity by approximately $106 million as of January 1, 2010, and reduced net income by approximately $10 million and $4 million for the years ended December 31, 2011 and 2010, respectively.

On October 22, 2012, we announced the launch of a new traditional term life insurance product, along with other changes to our life insurance portfolio designed to update and expand our product offerings and further adjust pricing. We will floor the liability for future policy benefits on these level premium term insurance policies at zero, consistent with our accounting for our existing level premium term life insurance policies.

We have a practice of refunding the post-delinquent premiums in our U.S. mortgage insurance business to the insured party if the delinquent loan goes to claim. Our historical accounting practice was to account for these premium refunds as a reduction in premiums upon payment. In the first quarter of 2013, we determined that we should have been recording a liability for premiums received on the delinquent loans where our practice was to refund post-delinquent premiums. This error was not material to our consolidated financial condition, results of operations or cash flows as presented in our previously filed annual and quarterly financial statements; however, the adjustment to correct the cumulative effect of this error would have been material if recorded in the first quarter of 2013. As a result, we are restating our financial statements to correct this error for all periods presented herein. The cumulative decrease to retained earnings for periods prior to January 1, 2010 was $21 million. As our U.S. mortgage insurance subsidiaries were not required by their domiciliary regulator to refile the statutory annual statements as a result of this error, no adjustments have been reflected in our statutory-related amounts, including capital and surplus and risk-to-capital ratios disclosed herein; however, our audited statutory financial statements for the year ended December 31, 2012 will reflect a decrease in capital and surplus of $69 million as of December 31, 2012.

On January 1, 2013, we adopted new accounting guidance for disclosures about offsetting assets and liabilities. This guidance requires an entity to disclose information about offsetting and related arrangements to enable users to understand the effect of those arrangements on its financial position. We adopted this new guidance retrospectively. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

The following table presents the consolidated balance sheet as of December 31, 2011 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported (1)	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Assets
Total investments	$71,902	$—	$—	$—	$71,902
Cash and cash equivalents	4,443	—	—	—	4,443
Accrued investment income	691	—	—	—	691
Deferred acquisition costs	7,327	(2,134)	—	—	5,193
Intangible assets	465	3	—	—	468
Goodwill	958	—	—	—	958
Reinsurance recoverable	16,982	—	16	—	16,998
Other assets	906	—	—	—	906
Separate account assets	10,122	—	—	—	10,122
Assets associated with discontinued operations	506	—	—	—	506

Total assets	$114,302	$(2,131)	$16	$—	$112,187

Liabilities and stockholders’ equity
Liabilities:
Future policy benefits	$31,971	$3	$201	$—	$32,175
Policyholder account balances	26,345	—	—	—	26,345
Liability for policy and contract claims	7,620	—	—	—	7,620
Unearned premiums	4,257	(34)	—	—	4,223
Other liabilities	6,230	—	—	71	6,301
Borrowings related to securitization entities	396	—	—	—	396
Non-recourse funding obligations	3,256	—	—	—	3,256
Long-term borrowings	4,726	—	—	—	4,726
Deferred tax liability	1,634	(733)	(65)	(25)	811
Separate account liabilities	10,122	—	—	—	10,122
Liabilities associated with discontinued operations	80	—	—	—	80

Total liabilities	96,637	(764)	136	46	96,055

Stockholders’ equity:
Class A common stock	1	—	—	—	1
Additional paid-in capital	12,124	12	—	—	12,136
Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	1,586	31	—	—	1,617
Net unrealized gains (losses) on other-than-temporarily impaired securities	(132)	—	—	—	(132)

Net unrealized investment gains (losses)	1,454	31	—	—	1,485

Derivatives qualifying as hedges	2,009	—	—	—	2,009
Foreign currency translation and other adjustments	558	(5)	—	—	553

Total accumulated other comprehensive income (loss)	4,021	26	—	—	4,047
Retained earnings	3,095	(1,391)	(120)	(46)	1,538
Treasury stock, at cost	(2,700)	—	—	—	(2,700)

Total Genworth Financial, Inc.’s stockholders’ equity	16,541	(1,353)	(120)	(46)	15,022
Noncontrolling interests	1,124	(14)	—	—	1,110

Total stockholders’ equity	17,665	(1,367)	(120)	(46)	16,132

Total liabilities and stockholders’ equity	$114,302	$(2,131)	$16	$—	$112,187

(1)

Amounts originally reported in our 2011 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

The following table presents the consolidated income statement for year ended December 31, 2011 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported (1)	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Revenues:
Premiums	$5,705	$—	$—	$(17)	$5,688
Net investment income	3,380	—	—	—	3,380
Net investment gains (losses)	(195)	—	—	—	(195)
Insurance and investment product fees and other	1,026	24	—	—	1,050

Total revenues	9,916	24	—	(17)	9,923

Benefits and expenses:
Benefits and other changes in policy reserves	5,926	—	15	—	5,941
Interest credited	794	—	—	—	794
Acquisition and operating expenses, net of deferrals	1,668	262	—	—	1,930
Amortization of deferred acquisition costs and intangibles	738	(145)	—	—	593
Goodwill impairment	29	—	—	—	29
Interest expense	506	—	—	—	506

Total benefits and expenses	9,661	117	15	—	9,793

Income from continuing operations before income taxes	255	(93)	(15)	(17)	130
Provision (benefit) for income taxes	30	(30)	(5)	(6)	(11)

Income from continuing operations	225	(63)	(10)	(11)	141
Income from discontinued operations, net of taxes	36	—	—	—	36

Net income	261	(63)	(10)	(11)	177
Less: net income attributable to noncontrolling interests	139	—	—	—	139

Net income available to Genworth Financial, Inc.’s common stockholders	$122	$(63)	$(10)	$(11)	$38

Net income available to Genworth Financial, Inc.’s common stockholders per common share:
Basic (2)	$0.25	$(0.13)	$(0.02)	$(0.02)	$0.08

Diluted (2)	$0.25	$(0.13)	$(0.02)	$(0.02)	$0.08

(1)

Amounts originally reported in our 2011 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

(2)	May not total due to whole number calculation.

The following table presents the consolidated income statement for year ended December 31, 2010 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported (1)	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Revenues:
Premiums	$5,854	$—	$—	$(21)	$5,833
Net investment income	3,266	—	—	—	3,266
Net investment gains (losses)	(143)	—	—	—	(143)
Insurance and investment product fees and other	760	—	—	—	760

Total revenues	9,737	—	—	(21)	9,716

Benefits and expenses:
Benefits and other changes in policy reserves	5,994	1	6	—	6,001
Interest credited	841	—	—	—	841
Acquisition and operating expenses, net of deferrals	1,686	252	—	—	1,938
Amortization of deferred acquisition costs and intangibles	752	(130)	—	—	622
Interest expense	457	—	—	—	457

Total benefits and expenses	9,730	123	6	—	9,859

Income (loss) from continuing operations before income taxes	7	(123)	(6)	(21)	(143)
Provision (benefit) for income taxes	(233)	(37)	(2)	(7)	(279)

Income from continuing operations	240	(86)	(4)	(14)	136
Income from discontinued operations, net of taxes	45	—	—	—	45

Net income	285	(86)	(4)	(14)	181
Less: net income attributable to noncontrolling interests	143	—	—	—	143

Net income available to Genworth Financial, Inc.’s common stockholders	$142	$(86)	$(4)	$(14)	$38

Net income available to Genworth Financial, Inc.’s common stockholders per common share:
Basic (2)	$0.29	$(0.18)	$(0.01)	$(0.03)	$0.08

Diluted (2)	$0.29	$(0.17)	$(0.01)	$(0.03)	$0.08

(1)

Amounts originally reported in our 2011 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

(2)	May not total due to whole number calculation.

The following table presents the cash flows from operating activities for the year ended December 31, 2011 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported (1)	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Cash flows from operating activities:
Net income	$261	$(63)	$(10)	$(11)	$177
Less (income) from discontinued operations, net of taxes	(36)	—	—	—	(36)
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships	(77)	—	—	—	(77)
Net investment losses	195	—	—	—	195
Charges assessed to policyholders	(690)	—	—	—	(690)
Acquisition costs deferred	(899)	262	—	—	(637)
Amortization of deferred acquisition costs and intangibles	738	(145)	—	—	593
Goodwill impairment	29	—	—	—	29
Deferred income taxes	(301)	(38)	(5)	(6)	(350)
Gain on sale of subsidiary	(20)	(16)	—	—	(36)
Net increase in trading securities, held-for-sale investments and derivative instruments	1,451	—	—	—	1,451
Stock-based compensation expense	31	—	—	—	31
Change in certain assets and liabilities:
Accrued investment income and other assets	(174)	—	—	—	(174)
Insurance reserves	2,492	—	15	—	2,507
Current tax liabilities	145	—	—	—	145
Other liabilities and policy-related balances	(90)	—	—	17	(73)
Cash from operating activities—discontinued operations	70	—	—	—	70

Net cash from operating activities	$3,125	$—	$—	$—	$3,125

(1)

Amounts originally reported in our 2011 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

The following table presents the cash flows from operating activities for the year ended December 31, 2010 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported (1)	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Cash flows from operating activities:
Net income	$285	$(86)	$(4)	$(14)	$181
Less (income) from discontinued operations, net of taxes	(45)	—	—	—	(45)
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships	(55)	—	—	—	(55)
Net investment losses	143	—	—	—	143
Charges assessed to policyholders	(506)	—	—	—	(506)
Acquisition costs deferred	(839)	252	—	—	(587)
Amortization of deferred acquisition costs and intangibles	752	(130)	—	—	622
Deferred income taxes	(291)	(37)	(2)	(7)	(337)
Net increase in trading securities, held-for-sale investments and derivative instruments	(100)	—	—	—	(100)
Stock-based compensation expense	44	—	—	—	44
Change in certain assets and liabilities:
Accrued investment income and other assets	(31)	—	—	—	(31)
Insurance reserves	2,406	1	6	—	2,413
Current tax liabilities	(173)	—	—	—	(173)
Other liabilities and policy-related balances	(292)	—	—	21	(271)
Cash from operating activities—discontinued operations	38	—	—	—	38

Net cash from operating activities	$1,336	$—	$—	$—	$1,336

(1)

Amounts originally reported in our 2011 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

The following table presents the consolidated balance sheet as of December 31, 2012 to reflect the impact of the retrospective accounting changes:

(Amounts in millions)	As computed under previous policies (1)	Effect of reserve change	Effect of premium restatement	As reported under new policies
Assets
Total investments	$74,379	$—	$—	$74,379
Cash and cash equivalents	3,632	—	—	3,632
Accrued investment income	715	—	—	715
Deferred acquisition costs	5,036	—	—	5,036
Intangible assets	366	—	—	366
Goodwill	868	—	—	868
Reinsurance recoverable	17,202	28	—	17,230
Other assets	710	—	—	710
Separate account assets	9,937	—	—	9,937
Assets associated with discontinued operations	439	—	—	439

Total assets	$113,284	$28	$—	$113,312

Liabilities and stockholders’ equity
Liabilities:
Future policy benefits	$33,272	$233	$—	$33,505
Policyholder account balances	26,262	—	—	26,262
Liability for policy and contract claims	7,509	—	—	7,509
Unearned premiums	4,333	—	—	4,333
Other liabilities	5,171	—	68	5,239
Borrowings related to securitization entities	336	—	—	336
Non-recourse funding obligations	2,066	—	—	2,066
Long-term borrowings	4,776	—	—	4,776
Deferred tax liability	1,603	(72)	(24)	1,507
Separate account liabilities	9,937	—	—	9,937
Liabilities associated with discontinued operations	61	—	—	61

Total liabilities	95,326	161	44	95,531

Stockholders’ equity:
Class A common stock	1	—	—	1
Additional paid-in capital	12,127	—	—	12,127
Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	2,692	—	—	2,692
Net unrealized gains (losses) on other-than-temporarily impaired securities	(54)	—	—	(54)

Net unrealized investment gains (losses)	2,638	—	—	2,638

Derivatives qualifying as hedges	1,909	—	—	1,909
Foreign currency translation and other adjustments	655	—	—	655

Total accumulated other comprehensive income (loss)	5,202	—	—	5,202
Retained earnings	2,040	(133)	(44)	1,863
Treasury stock, at cost	(2,700)	—	—	(2,700)

Total Genworth Financial, Inc.’s stockholders’ equity	16,670	(133)	(44)	16,493
Noncontrolling interests	1,288	—	—	1,288

Total stockholders’ equity	17,958	(133)	(44)	17,781

Total liabilities and stockholders’ equity	$113,284	$28	$—	$113,312

(1)

Amounts computed under previous policies disclosed in note 2(y) of our 2012 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

The following table presents the consolidated income statement for year ended December 31, 2012 to reflect the impact of the retrospective accounting changes:

(Amounts in millions)	As computed under previous policies (1)	Effect of reserve change	Effect of premium restatement	As reported under new policies
Revenues:
Premiums	$5,038	$—	$3	$5,041
Net investment income	3,343	—	—	3,343
Net investment gains (losses)	27	—	—	27
Insurance and investment product fees and other	1,229	—	—	1,229

Total revenues	9,637	—	3	9,640

Benefits and expenses:
Benefits and other changes in policy reserves	5,358	20	—	5,378
Interest credited	775	—	—	775
Acquisition and operating expenses, net of deferrals	1,594	—	—	1,594
Amortization of deferred acquisition costs and intangibles	722	—	—	722
Goodwill impairment	89	—	—	89
Interest expense	476	—	—	476

Total benefits and expenses	9,014	20	—	9,034

Income from continuing operations before income taxes	623	(20)	3	606
Provision for income taxes	144	(7)	1	138

Income from continuing operations before income taxes	479	(13)	2	468
Income from discontinued operations, net of taxes	57	—	—	57

Net income	536	(13)	2	525
Less: net income attributable to noncontrolling interests	200	—	—	200

Net income available to Genworth Financial, Inc.’s common stockholders	$336	$(13)	$2	$325

Net income available to Genworth Financial, Inc.’s common stockholders per common share:
Basic (2)	$0.68	$(0.03)	$—	$0.66

Diluted (2)	$0.68	$(0.02)	$—	$0.66

(1)

Amounts computed under previous policies disclosed in note 2(y) of our 2012 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

(2)	May not total due to whole number calculation.

The following table presents the cash flows from operating activities for the year ended December 31, 2012 to reflect the impact of the retrospective accounting changes:

(Amounts in millions)	As computed under previous policies (1)	Effect of reserve change	Effect of premium restatement	As reported under new policies
Cash flows from operating activities:
Net income	$536	$(13)	$2	$525
Less income from discontinued operations, net of taxes	(57)	—	—	(57)
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships	(88)	—	—	(88)
Net investment gains	(27)	—	—	(27)
Charges assessed to policyholders	(801)	—	—	(801)
Acquisition costs deferred	(611)	—	—	(611)
Amortization of deferred acquisition costs and intangibles	722	—	—	722
Goodwill impairment	89	—	—	89
Deferred income taxes	88	(7)	1	82
Net increase in trading securities, held-for-sale investments and derivative instruments	191	—	—	191
Stock-based compensation expense	26	—	—	26
Change in certain assets and liabilities:
Accrued investment income and other assets	(67)	—	—	(67)
Insurance reserves	2,310	20	—	2,330
Current tax liabilities	(234)	—	—	(234)
Other liabilities and policy-related balances	(1,164)	—	(3)	(1,167)
Cash flows from operating activities—discontinued operations	49	—	—	49

Net cash from operating activities	$962	$—	$—	$962

(1)	Amounts computed under previous policies disclosed in note 2(y) of our 2012 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

y) Retrospective Accounting Changes

On January 1, 2012, we adopted new accounting guidance requiring presentation of the components of net income (loss), the components of OCI and total comprehensive income either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. We chose to present two separate but consecutive statements and adopted this new guidance retrospectively. The FASB issued an amendment relating to this new guidance for presentation of the reclassification of items out of accumulated other comprehensive income into net income that removed this requirement until further guidance is issued. The adoption of this new accounting guidance did not have any impact on our consolidated financial results.

On January 1, 2012, we adopted new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. We adopted this new guidance retrospectively, which reduced retained earnings and stockholders’ equity by $1.2 billion as of January 1, 2010, and reduced net income by $63 million and $86 million for the years ended December 31, 2011 and 2010, respectively. This new guidance results in lower amortization and fewer deferred costs, specifically related to underwriting, inspection and processing for contracts that are not issued, as well as advertising and customer solicitation.

Effective January 1, 2012, we changed our treatment of the liability for future policy benefits for our level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. Through 2010, we issued level premium term life insurance policies whose premiums are contractually determined to be level through a period of time and then increase thereafter. Our previous accounting policy followed the accounting for traditional, long-duration insurance contracts where the reserves are calculated as the present value of expected benefit payments minus the present value of net premiums based on assumptions determined on the policy issuance date including mortality, interest, and lapse rates. This accounting has the effect of causing profits to emerge as a level percentage of premiums, subject to differences in assumed versus actual experience which flow through income as they occur, and for products with an increasing premium stream, such as the level premium term life insurance product, may result in negative reserves for a given policy.

More recent insurance-specific accounting guidance reflects a different accounting philosophy, emphasizing the balance sheet over the income statement, or matching, focus which was the philosophy in place when the traditional, long-duration insurance contract guidance was issued (the accounting model for traditional, long-duration insurance contracts draws upon the principles of matching and conservatism originating in the 1970’s, and does not specifically address negative reserves). More recent accounting models for long-duration contracts specifically prohibit negative reserves, e.g., non-traditional contracts with annuitization benefits and certain participating contracts. These recent accounting models do not impact the reserving for our level premium term life insurance products.

We believe that industry accounting practices for level premium term life insurance product reserving is mixed with some companies “flooring” reserves at zero and others applying our previous accounting policy described above. In 2010, we stopped issuing new level premium term life insurance policies. Thus, as the level premium term policies reach the end of their level premium term periods, the portion of policies with negative reserves in relation to the reserve for all level premium term life insurance products will continue to increase. Our new method of accounting floors the liability for future policy benefits on each level premium term life insurance policy at zero. We believe that flooring reserves at zero is preferable in our circumstances as this alternative accounting policy will not allow negative reserves to accumulate on the balance sheet for this closed block of insurance policies. In implementing this change in accounting, no changes were made to the assumptions that were locked-in at policy inception. We implemented this accounting change retrospectively, which reduced retained earnings and stockholders’ equity by approximately $106 million as of January 1, 2010, and reduced net income by approximately $10 million and $4 million for the years ended December 31, 2011 and 2010, respectively.

On October 22, 2012, we announced the launch of a new traditional term life insurance product, along with other changes to our life insurance portfolio designed to update and expand our product offerings and further adjust pricing. We will floor the liability for future policy benefits on these level premium term insurance policies at zero, consistent with our accounting for our existing level premium term life insurance policies.

We have a practice of refunding the post-delinquent premiums in our U.S. mortgage insurance business to the insured party if the delinquent loan goes to claim. Our historical accounting practice was to account for these premium refunds as a reduction in premiums upon payment. In the first quarter of 2013, we determined that we should have been recording a liability for premiums received on the delinquent loans where our practice was to refund post-delinquent premiums. This error was not material to our consolidated financial condition, results of operations or cash flows as presented in our previously filed annual and quarterly financial statements; however, the adjustment to correct the cumulative effect of this error would have been material if recorded in the first quarter of 2013. As a result, we are restating our financial statements to correct this error for all periods presented herein. The cumulative decrease to retained earnings for periods prior to January 1, 2010 was $21 million. As our U.S. mortgage insurance subsidiaries were not required by their domiciliary regulator to restate the prior filed statutory annual statements as a result of this error, no adjustments have been reflected in our statutory-related amounts, including capital and surplus and risk-to-capital ratios disclosed throughout. We were not required to refile our statutory annual statements; however, our audited statutory financial statements will reflect a decrease in capital and surplus of $69 million as of December 31, 2012.

On January 1, 2013, we adopted new accounting guidance for disclosures about offsetting assets and liabilities. This guidance requires an entity to disclose information about offsetting and related arrangements to enable users to understand the effect of those arrangements on its financial position. We adopted this new guidance retrospectively. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

The following table presents the consolidated balance sheet as of December 31, 2011 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported (1)	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Assets
Total investments	$71,902	$—	$—	$—	$71,902
Cash and cash equivalents	4,443	—	—	—	4,443
Accrued investment income	691	—	—	—	691
Deferred acquisition costs	7,327	(2,134)	—	—	5,193
Intangible assets	465	3	—	—	468
Goodwill	958	—	—	—	958
Reinsurance recoverable	16,982	—	16	—	16,998
Other assets	906	—	—	—	906
Separate account assets	10,122	—	—	—	10,122
Assets associated with discontinued operations	506	—	—	—	506

Total assets	$114,302	$(2,131)	$16	$—	$112,187

Liabilities and stockholders’ equity
Liabilities:
Future policy benefits	$31,971	$3	$201	$—	$32,175
Policyholder account balances	26,345	—	—	—	26,345
Liability for policy and contract claims	7,620	—	—	—	7,620
Unearned premiums	4,257	(34)	—	—	4,223
Other liabilities	6,230	—	—	71	6,301
Borrowings related to securitization entities	396	—	—	—	396
Non-recourse funding obligations	3,256	—	—	—	3,256
Long-term borrowings	4,726	—	—	—	4,726
Deferred tax liability	1,634	(733)	(65)	(25)	811
Separate account liabilities	10,122	—	—	—	10,122
Liabilities associated with discontinued operations	80	—	—	—	80

Total liabilities	96,637	(764)	136	46	96,055

Stockholders’ equity:
Class A common stock	1	—	—	—	1
Additional paid-in capital	12,124	12	—	—	12,136
Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	1,586	31	—	—	1,617
Net unrealized gains (losses) on other-than-temporarily impaired securities	(132)	—	—	—	(132)

Net unrealized investment gains (losses)	1,454	31	—	—	1,485

Derivatives qualifying as hedges	2,009	—	—	—	2,009
Foreign currency translation and other adjustments	558	(5)	—	—	553

Total accumulated other comprehensive income (loss)	4,021	26	—	—	4,047
Retained earnings	3,095	(1,391)	(120)	(46)	1,538
Treasury stock, at cost	(2,700)	—	—	—	(2,700)

Total Genworth Financial, Inc.’s stockholders’ equity	16,541	(1,353)	(120)	(46)	15,022
Noncontrolling interests	1,124	(14)	—	—	1,110

Total stockholders’ equity	17,665	(1,367)	(120)	(46)	16,132

Total liabilities and stockholders’ equity	$114,302	$(2,131)	$16	$—	$112,187

(1)

Amounts originally reported in our 2011 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

The following table presents the consolidated income statement for year ended December 31, 2011 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported (1)	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Revenues:
Premiums	$5,705	$—	$—	$(17)	$5,688
Net investment income	3,380	—	—	—	3,380
Net investment gains (losses)	(195)	—	—	—	(195)
Insurance and investment product fees and other	1,026	24	—	—	1,050

Total revenues	9,916	24	—	(17)	9,923

Benefits and expenses:
Benefits and other changes in policy reserves	5,926	—	15	—	5,941
Interest credited	794	—	—	—	794
Acquisition and operating expenses, net of deferrals	1,668	262	—	—	1,930
Amortization of deferred acquisition costs and intangibles	738	(145)	—	—	593
Goodwill impairment	29	—	—	—	29
Interest expense	506	—	—	—	506

Total benefits and expenses	9,661	117	15	—	9,793

Income from continuing operations before income taxes	255	(93)	(15)	(17)	130
Provision (benefit) for income taxes	30	(30)	(5)	(6)	(11)

Income from continuing operations	225	(63)	(10)	(11)	141
Income from discontinued operations, net of taxes	36	—	—	—	36

Net income	261	(63)	(10)	(11)	177
Less: net income attributable to noncontrolling interests	139	—	—	—	139

Net income available to Genworth Financial, Inc.’s common stockholders	$122	$(63)	$(10)	$(11)	$38

Net income available to Genworth Financial, Inc.’s common stockholders per common share:
Basic (2)	$0.25	$(0.13)	$(0.02)	$(0.02)	$0.08

Diluted (2)	$0.25	$(0.13)	$(0.02)	$(0.02)	$0.08

(1)

Amounts originally reported in our 2011 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

(2)	May not total due to whole number calculation.

The following table presents the consolidated income statement for year ended December 31, 2010 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported (1)	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Revenues:
Premiums	$5,854	$—	$—	$(21)	$5,833
Net investment income	3,266	—	—	—	3,266
Net investment gains (losses)	(143)	—	—	—	(143)
Insurance and investment product fees and other	760	—	—	—	760

Total revenues	9,737	—	—	(21)	9,716

Benefits and expenses:
Benefits and other changes in policy reserves	5,994	1	6	—	6,001
Interest credited	841	—	—	—	841
Acquisition and operating expenses, net of deferrals	1,686	252	—	—	1,938
Amortization of deferred acquisition costs and intangibles	752	(130)	—	—	622
Interest expense	457	—	—	—	457

Total benefits and expenses	9,730	123	6	—	9,859

Income (loss) from continuing operations before income taxes	7	(123)	(6)	(21)	(143)
Provision (benefit) for income taxes	(233)	(37)	(2)	(7)	(279)

Income from continuing operations	240	(86)	(4)	(14)	136
Income from discontinued operations, net of taxes	45	—	—	—	45

Net income	285	(86)	(4)	(14)	181
Less: net income attributable to noncontrolling interests	143	—	—	—	143

Net income available to Genworth Financial, Inc.’s common stockholders	$142	$(86)	$(4)	$(14)	$38

Net income available to Genworth Financial, Inc.’s common stockholders per common share:
Basic (2)	$0.29	$(0.18)	$(0.01)	$(0.03)	$0.08

Diluted (2)	$0.29	$(0.17)	$(0.01)	$(0.03)	$0.08

(1)

Amounts originally reported in our 2011 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

(2)	May not total due to whole number calculation.

The following table presents the cash flows from operating activities for the year ended December 31, 2011 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported (1)	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Cash flows from operating activities:
Net income	$261	$(63)	$(10)	$(11)	$177
Less (income) from discontinued operations, net of taxes	(36)	—	—	—	(36)
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships	(77)	—	—	—	(77)
Net investment losses	195	—	—	—	195
Charges assessed to policyholders	(690)	—	—	—	(690)
Acquisition costs deferred	(899)	262	—	—	(637)
Amortization of deferred acquisition costs and intangibles	738	(145)	—	—	593
Goodwill impairment	29	—	—	—	29
Deferred income taxes	(301)	(38)	(5)	(6)	(350)
Gain on sale of subsidiary	(20)	(16)	—	—	(36)
Net increase in trading securities, held-for-sale investments and derivative instruments	1,451	—	—	—	1,451
Stock-based compensation expense	31	—	—	—	31
Change in certain assets and liabilities:
Accrued investment income and other assets	(174)	—	—	—	(174)
Insurance reserves	2,492	—	15	—	2,507
Current tax liabilities	145	—	—	—	145
Other liabilities and policy-related balances	(90)	—	—	17	(73)
Cash from operating activities—discontinued operations	70	—	—	—	70

Net cash from operating activities	$3,125	$—	$—	$—	$3,125

(1)

Amounts originally reported in our 2011 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

The following table presents the cash flows from operating activities for the year ended December 31, 2010 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported (1)	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Cash flows from operating activities:
Net income	$285	$(86)	$(4)	$(14)	$181
Less (income) from discontinued operations, net of taxes	(45)	—	—	—	(45)
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships	(55)	—	—	—	(55)
Net investment losses	143	—	—	—	143
Charges assessed to policyholders	(506)	—	—	—	(506)
Acquisition costs deferred	(839)	252	—	—	(587)
Amortization of deferred acquisition costs and intangibles	752	(130)	—	—	622
Deferred income taxes	(291)	(37)	(2)	(7)	(337)
Net increase in trading securities, held-for-sale investments and derivative instruments	(100)	—	—	—	(100)
Stock-based compensation expense	44	—	—	—	44
Change in certain assets and liabilities:
Accrued investment income and other assets	(31)	—	—	—	(31)
Insurance reserves	2,406	1	6	—	2,413
Current tax liabilities	(173)	—	—	—	(173)
Other liabilities and policy-related balances	(292)	—	—	21	(271)
Cash from operating activities—discontinued operations	38	—	—	—	38

Net cash from operating activities	$1,336	$—	$—	$—	$1,336

(1)

Amounts originally reported in our 2011 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

The following table presents the consolidated balance sheet as of December 31, 2012 to reflect the impact of the retrospective accounting changes:

(Amounts in millions)	As computed under previous policies (1)	Effect of reserve change	Effect of premium restatement	As reported under new policies
Assets
Total investments	$74,379	$—	$—	$74,379
Cash and cash equivalents	3,632	—	—	3,632
Accrued investment income	715	—	—	715
Deferred acquisition costs	5,036	—	—	5,036
Intangible assets	366	—	—	366
Goodwill	868	—	—	868
Reinsurance recoverable	17,202	28	—	17,230
Other assets	710	—	—	710
Separate account assets	9,937	—	—	9,937
Assets associated with discontinued operations	439	—	—	439

Total assets	$113,284	$28	$—	$113,312

Liabilities and stockholders’ equity
Liabilities:
Future policy benefits	$33,272	$233	$—	$33,505
Policyholder account balances	26,262	—	—	26,262
Liability for policy and contract claims	7,509	—	—	7,509
Unearned premiums	4,333	—	—	4,333
Other liabilities	5,171	—	68	5,239
Borrowings related to securitization entities	336	—	—	336
Non-recourse funding obligations	2,066	—	—	2,066
Long-term borrowings	4,776	—	—	4,776
Deferred tax liability	1,603	(72)	(24)	1,507
Separate account liabilities	9,937	—	—	9,937
Liabilities associated with discontinued operations	61	—	—	61

Total liabilities	95,326	161	44	95,531

Stockholders’ equity:
Class A common stock	1	—	—	1
Additional paid-in capital	12,127	—	—	12,127
Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	2,692	—	—	2,692
Net unrealized gains (losses) on other-than-temporarily impaired securities	(54)	—	—	(54)

Net unrealized investment gains (losses)	2,638	—	—	2,638

Derivatives qualifying as hedges	1,909	—	—	1,909
Foreign currency translation and other adjustments	655	—	—	655

Total accumulated other comprehensive income (loss)	5,202	—	—	5,202
Retained earnings	2,040	(133)	(44)	1,863
Treasury stock, at cost	(2,700)	—	—	(2,700)

Total Genworth Financial, Inc.’s stockholders’ equity	16,670	(133)	(44)	16,493
Noncontrolling interests	1,288	—	—	1,288

Total stockholders’ equity	17,958	(133)	(44)	17,781

Total liabilities and stockholders’ equity	$113,284	$28	$—	$113,312

(1)

Amounts computed under previous policies disclosed in note 2(y) of our 2012 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

The following table presents the consolidated income statement for year ended December 31, 2012 to reflect the impact of the retrospective accounting changes:

(Amounts in millions)	As computed under previous policies (1)	Effect of reserve change	Effect of premium restatement	As reported under new policies
Revenues:
Premiums	$5,038	$—	$3	$5,041
Net investment income	3,343	—	—	3,343
Net investment gains (losses)	27	—	—	27
Insurance and investment product fees and other	1,229	—	—	1,229

Total revenues	9,637	—	3	9,640

Benefits and expenses:
Benefits and other changes in policy reserves	5,358	20	—	5,378
Interest credited	775	—	—	775
Acquisition and operating expenses, net of deferrals	1,594	—	—	1,594
Amortization of deferred acquisition costs and intangibles	722	—	—	722
Goodwill impairment	89	—	—	89
Interest expense	476	—	—	476

Total benefits and expenses	9,014	20	—	9,034

Income from continuing operations before income taxes	623	(20)	3	606
Provision for income taxes	144	(7)	1	138

Income from continuing operations before income taxes	479	(13)	2	468
Income from discontinued operations, net of taxes	57	—	—	57

Net income	536	(13)	2	525
Less: net income attributable to noncontrolling interests	200	—	—	200

Net income available to Genworth Financial, Inc.’s common stockholders	$336	$(13)	$2	$325

Net income available to Genworth Financial, Inc.’s common stockholders per common share:
Basic (2)	$0.68	$(0.03)	$—	$0.66

Diluted (2)	$0.68	$(0.02)	$—	$0.66

(1)

Amounts computed under previous policies disclosed in note 2(y) of our 2012 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

(2)	May not total due to whole number calculation.

The following table presents the cash flows from operating activities for the year ended December 31, 2012 to reflect the impact of the retrospective accounting changes:

(Amounts in millions)	As computed under previous policies (1)	Effect of reserve change	Effect of premium restatement	As reported under new policies
Cash flows from operating activities:
Net income	$536	$(13)	$2	$525
Less income from discontinued operations, net of taxes	(57)	—	—	(57)
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships	(88)	—	—	(88)
Net investment gains	(27)	—	—	(27)
Charges assessed to policyholders	(801)	—	—	(801)
Acquisition costs deferred	(611)	—	—	(611)
Amortization of deferred acquisition costs and intangibles	722	—	—	722
Goodwill impairment	89	—	—	89
Deferred income taxes	88	(7)	1	82
Net increase in trading securities, held-for-sale investments and derivative instruments	191	—	—	191
Stock-based compensation expense	26	—	—	26
Change in certain assets and liabilities:
Accrued investment income and other assets	(67)	—	—	(67)
Insurance reserves	2,310	20	—	2,330
Current tax liabilities	(234)	—	—	(234)
Other liabilities and policy-related balances	(1,164)	—	(3)	(1,167)
Cash flows from operating activities—discontinued operations	49	—	—	49

Net cash from operating activities	$962	$—	$—	$962

(1)	Amounts computed under previous policies disclosed in note 2(y) of our 2012 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.